Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.26

TPR Firm:	XXX		Report Date:	XXX
Client Name:	XXX		Report:	XXX
Deal Name:	XXX		Loans in report:	XXX

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	System Source	Reviewer Data	Tape Data
XXX	2025120556		XXX	XXX	Initial Monthly P&I Or XXX Payment	notePage	XXX	XXX
XXX	2025120556		XXX	XXX	Occupancy	the1003Page	XXX	XXX
XXX	2025120556		XXX	XXX	Qualifying FICO	creditLiabilitiesPage	XXX	XXX